Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (9,924,859)	$ (18,331,208)	$ (3,594,261)
Adjustments to reconcile net (loss) to net cash (used in) provided by operating activities:
Provision for losses on accounts receivable and other current assets	5,541,717	13,521,182	3,628,544
Provision for obsolete inventories	(82,255)	5,629	115,191
Depreciation	3,704,818	3,206,568	2,842,787
Amortization of intangible assets and other asset		273,076	58,164
Amortization of convertible note discount		558,690	46,165
Loss (gain) on sale of property and equipment	(655,907)	435,767
Loss from disposal of inventories		128,983	62,732
Stock-based payments for consulting services	187,390	445,749	86,326
Stock-based compensation to employees	2,950,070	298,091	494,316
Impairment on cryptocurrencies	493,617
(Gain) on sales of cryptocurrencies	(410,979)
Loss on equity method investment	814,440
Changes in operating assets and liabilities:
Increase in accounts receivable	(907,826)	(3,033,406)	923,873
Decrease (increase) in accounts receivable from related parties	515,334	(292,230)	(5,262,357)
Decrease in accounts payable from related party	(70,525)
Decrease in inventories	165,566	59,002	207,233
Cryptocurrencies – mining	(5,455,345)
Decrease (increase) in other non-current assets	1,885,104		(4,343,311)
Decrease in other receivables and prepaid expenses		2,054,954	4,385,133
Increase in advances to suppliers	(6,719,399)	(2,643,860)	(598,082)
Increase in amounts due to/from related parties	(827,901)		(870,859)
(Decrease) increase in other payables and accrued expenses	(2,263,237)	691,846	663,584
Increase (decrease) in advances from customers	48,301	(126,515)	122,720
(Decrease) increase in advances from customers from related parties	(22,705)	10,247	91,233
Increase in payroll payable	231,673
Increase in lease liability	91,586
(Decrease) increase in accounts payable	(5,812,529)	1,025,912	(503,267)
Increase (decrease) in income tax payable	374,353	(71,316)	(237,968)
Net cash (used in) provided by operating activities	(16,149,498)	(1,782,839)	(1,682,104)
INVESTING ACTIVITIES
Proceeds from sales of cryptocurrencies	4,543,543
Proceeds from sales of property and equipment		25,697	133
Purchases of property, equipment and software	(11,293,962)	(1,668,363)	(1,619,325)
Acquisition of cash in connection with a business acquisition	7,545
Consideration paid for acquisition	(7,257,394)
Disbursement of loan receivable - related party		(90,977)	(400,608)
Proceeds from loan receivable			2,171,655
Net cash (used in) provided by investing activities	(14,000,268)	(1,733,643)	151,855
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	11,937,002	6,285,837	7,817,959
Borrowings from related parties	3,100,520
Repayment of short-term loans	(10,332,736)	(7,052,014)	(7,231,612)
Proceeds from issuance of convertible note, net of debt issuance costs		2,687,387	1,000,000
Proceeds from issuance of ordinary shares in connection with Private placement net of offering costs	28,323,371	1,151,738
Net cash provided by financing activities	33,028,157	3,072,948	1,586,347
Effect of exchange rate changes on cash and cash equivalents	555,961	20,782	(189,692)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,434,352	(422,752)	(133,594)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	1,096,914	1,519,666	1,653,260
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, ENDING	4,531,266	1,096,914	1,519,666
Cash paid during the year
Interest	454,261	357,092	$ 445,582
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	4,531,266	882,770
Restricted cash		214,144
Total cash, cash equivalents, and restricted cash	$ 4,531,266	$ 1,096,914